September 22, 2016

VIA EDGAR SUBMISSION

Securities and Exchange Commission

450 Fifth Street

Judiciary Plaza

Washington, D.C. 20549

Re: Prudential Investment Portfolios 5: Form N-1A Post-Effective Amendment No. 40 to the Registration Statement under the Securities Act of 1933; Amendment No. 40 to the Registration Statement under the Investment Company Act of 1940 Securities Act

Registration No. 333-82621 Investment Company Act No. 811-09439

Dear Sir or Madam:

On behalf of Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, and Prudential Day One 2060 Fund (collectively, the “Funds”), new series of Prudential Investment Portfolios 5 (the "Trust"), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing Post-Effective Amendment No. 40 to the Registration Statement under the 1933 Act and Amendment No. 40 to the Registration Statement under the 1940 Act (the “Amendment”).

This filing is being made pursuant to Rule 485(a) under the 1933 Act in order to add the Funds as new series of the Trust.

The Funds intend to file a subsequent post-effective amendment on or before December 6, 2016 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non-material financial and other information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

The Amendment will go effective on December 6, 2016 and we would appreciate receiving the Staff’s comments, if any, on or about November 11, 2016.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-367-8982. Thank you for your assistance in this matter.

Sincerely yours,

/s/ Diana Huffman

Diana Huffman

Vice President and Corporate Counsel